SCHEDULE OF SHORT TERM INVESTEMNTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Adjusted cost	$ 680,549	$ 3,532,199
Realized gains
Realized Losses
Fair value	680,549	3,532,199
Cash [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Adjusted cost	545,207	897,745
Realized gains
Realized Losses
Fair value	545,207	897,745
Money Market Funds [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Adjusted cost	135,342	2,634,454
Realized gains
Realized Losses
Fair value	$ 135,342	$ 2,634,454